Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2022
Quarterly Financial Data (Unaudited)
Schedule Of Quarterly Financial Information

	Three Months Ended
2022:	March 31,	June 30,	September 30,	December 31,

	(In thousands, except per share data)
Total interest income	$5,997	$6,445	$7,297	$7,922
Total interest expense	487	477	928	1,381

Net interest income	5,510	5,968	6,369	6,541

Provision (Credit) for loan losses	(500)	(485)	15	15
Noninterest income	987	988	1,043	1,065
Noninterest expense	5,110	4,849	4,879	5,052

Income before income taxes	1,887	2,592	2,518	2,539
Federal income taxes	136	295	215	233

Net income	$1,751	$2,297	$2,303	$2,306

Earnings per share
Basic	$0.30	$0.40	$0.40	$0.40
Diluted	$0.30	$0.40	$0.40	$0.40

	Three Months Ended
2021:	March 31,	June 30,	September 30,	December 31,

	(In thousands, except per share data)
Total interest income	$6,088	$6,233	$6,234	$6,153
Total interest expense	775	676	629	516

Net interest income	5,313	5,557	5,605	5,637

Provision for loan losses	(205)	(250)	(400)	(400)
Noninterest income	926	1,142	2,287	1,351
Noninterest expense	4,449	4,550	4,942	4,451

Income before income taxes	1,995	2,399	3,350	2,937
Federal income taxes	87	214	448	481

Net income	$1,908	$2,185	$2,902	$2,456

Earnings per share
Basic	$0.33	$0.38	$0.50	$0.41
Diluted	$0.33	$0.38	$0.50	$0.41